Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leased Assets [Line Items]
Non-cancelable operating leases for facilities expiration period	10 years
Operating leases rental expense	$ 52.5	$ 52.2	$ 46.0